CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

21.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

The subsidiaries did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries” and the income or loss of the subsidiaries is presented as “Equity in (loss) gain of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	December 31,	December 31,
	2023	2022
ASSETS
Current Assets
Cash and cash equivalents	$96,182	$378,987
Due from related parties	57,661	57,661
Other current assets	1,251	—
Total Current Assets	155,094	436,648

Investments in subsidiaries	4,411,762	5,526,988
Amounts due from subsidiaries	37,806,599	39,515,899
Total Assets	$42,373,455	$45,479,535

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related parties	$—	$8,170
Warrant liabilities	—	2,744
Accrued expenses and other liabilities	13,344	31,996
Total Liabilities	13,344	42,910

Commitments and Contingencies

Shareholders’ Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2023 and 2022, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Retained earnings	4,310,590	6,155,760
Accumulated other comprehensive loss	(3,529,628)	(2,298,284)
Total Shareholders’ Equity	42,360,111	45,436,625

Total Liabilities and Shareholders’ Equity	$42,373,455	$45,479,535

21.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY (CONTINUED)

Condensed statements of comprehensive loss

	For the Years Ended
	December 31,
	2023	2022	2021
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

Operating Expenses
General and administrative expenses	(736,646)	(769,017)	(787,744)

Loss from Operations	(736,646)	(769,017)	(787,744)

Equity in loss of subsidiaries	$(1,110,118)	$(22,990,360)	$(8,327,398)
Interest income	771	837	57
Changes in fair value of warrant liabilities	823	19,703	2,367,632
Net Loss Before Income Taxes	$(1,845,170)	$(23,738,837)	$(6,747,453)

Income tax expense	—	—	—

Net Loss	$(1,845,170)	$(23,738,837)	$(6,747,453)

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(1,231,344)	(4,885,827)	1,393,597
Comprehensive Loss	$(3,076,514)	$(28,624,664)	$(5,353,856)

Condensed statements of cash flows

	For the Years Ended
	December 31,
	2023	2022	2021
Cash Flows from Operating Activities:
Net Cash Used in Operating Activities	$(755,736)	$(706,913)	$(824,929)

Cash Flows from Investing Activities:
Loans made to subsidiaries	—	(500,000)	(38,300,000)
Collection of loans from subsidiaries	503,854	—	—
Net Cash Provided by (Used in) Investing Activities	503,854	(500,000)	(38,300,000)

Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs	—	—	26,597,919
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs	—	—	4,154,987
Issuance of units pursuant to a private placement, net of issuance costs	—	—	9,852,486
Net Cash Provided by Financing Activities	—	—	40,605,392

Effect of exchange rate changes on cash and cash equivalents	(30,923)	(21,907)	127,317

Net (decrease) increase in cash and cash equivalents	(282,805)	(1,228,820)	1,607,780
Cash and cash equivalents at beginning of year	378,987	1,607,807	27
Cash and cash equivalents at end of year	$96,182	$378,987	$1,607,807